UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    1/29/2009
----------------                   ---------------                    ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           66
                                         -----------
Form 13F Information Table Value Total:     $170,989
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABB LTD SPONSORED ADR                           000375204     3788  252370 SH       Sole             24000      0 228370
BP P L C SPONSORED ADR                          055622104      447    9567 SH       Sole                        0   9567
ROYAL DUTCH SHELL CL A                          780259206      544   10272 SH       Sole                        0  10272
3M CO                          COM              88579Y101      981   17041 SH       Sole              1850      0  15191
ABBOTT LABORATORIES            COM              002824100      202    3792 SH       Sole                        0   3792
ALTRIA GROUP INC               COM              02209S103      392   26000 SH       Sole                        0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      211   11376 SH       Sole                        0  11376
APPLE COMPUTER INC             COM              037833100      235    2750 SH       Sole                        0   2750
BANK OF AMERICA CORP           COM              060505104     2371  168381 SH       Sole             25725      0 142656
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       35   35414 SH       Sole                        0  35414
BRISTOL MYERS SQUIBB CO        COM              110122108      929   39971 SH       Sole                        0  39971
BURLINGTON NRTHN SANTA COM     COM              12189T104      174    2292 SH       Sole                        0   2292
CHEVRON CORP                   COM              166764100     6896   93232 SH       Sole             11850      0  81382
CISCO SYSTEMS INC              COM              17275R102     3750  230076 SH       Sole             22450      0 207626
CITIGROUP INC                  COM              172967101      173   25808 SH       Sole                        0  25808
CLARUS CORP DEL                COM              182707109       50   11800 SH       Sole                        0  11800
COCA COLA CO                   COM              191216100     6257  138220 SH       Sole             18700      0 119520
DEERE & CO COM                 COM              244199105      668   17436 SH       Sole                        0  17436
DISNEY WALT CO                 COM              254687106     4899  215902 SH       Sole             22775      0 193127
EMERSON ELECTRIC CO            COM              291011104     2671   72950 SH       Sole              6050      0  66900
EQUITABLE RES INC COM          COM              294549100      235    7000 SH       Sole                        0   7000
EXXON MOBIL CORP               COM              30231G102    14582  182667 SH       Sole             16735      0 165932
FLUOR CORP NEW COM             COM              343412102     3938   87775 SH       Sole             10200      0  77575
FORD MOTOR CO DEL PAR $0.01    COM              345370860       33   14500 SH       Sole              4500      0  10000
GAIT LANGER INC                COM              515707107       40   52939 SH       Sole                        0  52939
GENERAL ELECTRIC CO            COM              369604103     5322  328528 SH       Sole             37000      0 291528
GENERAL MILLS INC              COM              370334104      583    9600 SH       Sole                        0   9600
HEWLETT PACKARD CO             COM              428236103     2823   77793 SH       Sole              8900      0  68893
HONEYWELL INTL INC             COM              438516106     3806  115929 SH       Sole             15875      0 100054
INTEL CORP                     COM              458140100     3250  221658 SH       Sole             33400      0 188258
INTERNATIONAL BUSINESS MACHINE COM              459200101     5920   70339 SH       Sole              8310      0  62029
J P MORGAN CHASE AND CO        COM              46625H100     4473  141858 SH       Sole             18575      0 123283
JOHNSON AND JOHNSON CO         COM              478160104     7265  121435 SH       Sole             15450      0 105985
KRAFT FOODS INC CL A           COM              50075N104      483   17992 SH       Sole                        0  17992
MCCORMICK & CO INC NON-VOTING  COM              579780206     3006   94339 SH       Sole             18175      0  76164
MCDONALDS CORP                 COM              580135101     1210   19450 SH       Sole                        0  19450
MEDTRONIC INC                  COM              585055106     4138  131703 SH       Sole             18650      0 113053
MERCK AND CO INC               COM              589331107     6720  221041 SH       Sole             19650      0 201391
MICROSOFT CORP                 COM              594918104     6660  342597 SH       Sole             39750      0 302847
NORTHERN TRUST CORP            COM              665859104     2947   56512 SH       Sole              8975      0  47537
PEPSICO INC                    COM              713448108      750   13693 SH       Sole                        0  13693
PFIZER INC                     COM              717081103     1253   70756 SH       Sole                        0  70756
PHILIP MORRIS INTL INC COM     COM              718172109     1088   25000 SH       Sole                        0  25000
PROCTER AND GAMBLE CO          COM              742718109     8162  132033 SH       Sole             17235      0 114798
SAPPHIRE INDUSTRL CORP COM     COM                             358   39000 SH       Sole                        0  39000
SCHERING PLOUGH CORP COM       COM              806605101     5514  323800 SH       Sole             33250      0 290550
SCHLUMBERGER LTD               COM              806857108      953   22510 SH       Sole                        0  22510
SEALED AIR CORP NEW            COM              81211K100      288   19300 SH       Sole                        0  19300
UNITED REFNG ENRG CORP COM     COM                             415   45000 SH       Sole                        0  45000
UNITED TECHNOLOGIES CORP       COM              913017109     4956   92466 SH       Sole             12200      0  80266
WAL MART STORES INC            COM              931142103      283    5050 SH       Sole              1000      0   4050
WYETH COM                      COM              983024100      492   13120 SH       Sole                        0  13120
JAPAN EQUITY INDEX ETF (EWJ)                    464286848     3874  404422 SH       Sole             49240      0 355182
BIOTECHNOLOGY SECTOR ETF (IBB)                  464287556     3612   50831 SH       Sole              5970      0  44861
DOW JONES INDUSTRIAL AVRG INDE                  252787106     2967   33905 SH       Sole              1026      0  32879
ENERGY SECTOR ETF (XLE)                         81369Y506      552   11545 SH       Sole               415      0  11130
HEALTHCARE SECTOR ETF (XLV)                     81369Y209     1336   50335 SH       Sole              1461      0  48874
INDUSTRIAL SELECT SECTOR SPDR                   81369Y704      225    9616 SH       Sole               415      0   9201
INFORMATION TECHNOLOGY SECTOR                   464287721      361   10205 SH       Sole               400      0   9805
OIL & GAS EXPL & PROD SECTOR E                  73935x658     3299  237152 SH       Sole             32790      0 204362
OIL & GAS SERVICES SECTOR ETF                   678002106     2934   39779 SH       Sole              5400      0  34379
OIL & GAS SERVICES SECTOR ETF                   73935X625      128   11475 SH       Sole               200      0  11275
POWERSHARES     TR SER 1                        73935a104     3979  133795 SH       Sole             15700      0 118095
S&P 500 EQUITY INDEX ETF (SPY)                  78462F103     5997   66459 SH       Sole              2335      0  64124
S&P NORTH AMER TECH-SEMICONDCT                  464287523      327   11520 SH       Sole               505      0  11015
WATER INFRASTRUCTURE SECTOR ET                  73935X575     3779  262594 SH       Sole             30620      0 231974